UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

AUGUST 31, 2016

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 37.7%
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 2.7%
Ford Motor Credit Co., LLC, Senior Bonds	1.698%	11/4/19	$620,000	$618,045	(a)
Ford Motor Credit Co., LLC, Senior Notes	1.181%	9/8/17	600,000	599,213	(a)
Ford Motor Credit Co., LLC, Senior Notes	2.551%	10/5/18	470,000	477,929
Ford Motor Credit Co., LLC, Senior Notes	2.021%	5/3/19	210,000	211,323
General Motors Financial Co. Inc., Senior Notes	2.740%	1/15/19	1,500,000	1,520,647	(a)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	630,000	657,343
Nissan Motor Acceptance Corp., Senior Notes	1.231%	3/3/17	630,000	630,961	(a)(b)

Total Automobiles				4,715,461

Media - 0.5%
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	550,000	617,375
DISH DBS Corp., Senior Notes	5.875%	11/15/24	320,000	316,800

Total Media				934,175

Specialty Retail - 0.8%
Lowe’s Cos. Inc., Senior Notes	1.256%	9/14/18	240,000	242,214	(a)
Lowe’s Cos. Inc., Senior Notes	0.920%	4/15/19	660,000	659,623	(a)
Lowe’s Cos. Inc., Senior Notes	1.078%	9/10/19	500,000	501,842	(a)

Total Specialty Retail				1,403,679

TOTAL CONSUMER DISCRETIONARY				7,053,315

CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.017%	2/1/21	490,000	503,461	(a)

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	1.900%	7/20/18	700,000	709,117

Food Products - 0.6%
Mondelez International Inc., Senior Notes	1.277%	2/1/19	1,090,000	1,087,261	(a)

Tobacco - 0.2%
Reynolds American Inc., Senior Notes	3.250%	6/12/20	372,000	391,476

TOTAL CONSUMER STAPLES				2,691,315

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	146,000	152,766
BP Capital Markets PLC, Senior Bonds	1.676%	5/3/19	200,000	201,693
BP Capital Markets PLC, Senior Notes	1.347%	5/10/19	680,000	680,683	(a)
Chevron Corp., Senior Notes	1.227%	11/15/19	450,000	448,516	(a)
Chevron Corp., Senior Notes	1.211%	3/3/22	1,600,000	1,568,064	(a)
Devon Energy Corp., Senior Notes	1.193%	12/15/16	1,060,000	1,055,974	(a)
Enterprise Products Operating LLC, Junior Subordinated Notes	7.034%	1/15/68	60,000	63,831	(a)
Exxon Mobil Corp., Senior Bonds	1.050%	3/6/22	640,000	636,062	(a)
Kinder Morgan Inc., Senior Notes	7.250%	6/1/18	40,000	43,379
Kinder Morgan Inc., Senior Subordinated Notes	7.000%	6/15/17	100,000	103,817
Petroleos Mexicanos, Senior Notes	5.750%	3/1/18	960,000	1,011,360
Shell International Finance BV, Senior Notes	1.266%	5/11/20	1,830,000	1,832,701	(a)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.585%	4/10/19	1,000,000	998,932	(a)(b)

TOTAL ENERGY				8,797,778

FINANCIALS - 16.2%
Banks - 11.9%
Bank of America Corp., Senior Notes	1.516%	4/1/19	80,000	80,622	(a)
BB&T Corp., Senior Notes	1.513%	6/15/18	1,020,000	1,028,285	(a)
Capital One NA, Senior Notes	1.500%	9/5/17	670,000	670,602
CIT Group Inc., Senior Notes	5.375%	5/15/20	560,000	599,900
CIT Group Inc., Senior Notes	5.000%	8/1/23	880,000	935,000

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	$1,000,000	$1,034,375	(a)(c)
Citigroup Inc., Senior Bonds	1.424%	4/27/18	1,500,000	1,504,353	(a)
Citigroup Inc., Senior Notes	1.431%	4/8/19	530,000	530,939	(a)
Credit Agricole SA, Senior Notes	1.628%	6/10/20	1,480,000	1,487,794	(a)(b)
Credit Agricole SA, Senior Notes	1.826%	7/1/21	350,000	354,374	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	500,000	536,293	(b)
HSBC Bank PLC, Senior Notes	1.457%	5/15/18	1,030,000	1,028,312	(a)(b)
HSBC USA Inc., Senior Notes	1.520%	9/24/18	790,000	788,445	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	400,000	401,900	(a)(c)
JPMorgan Chase & Co., Senior Notes	1.337%	2/15/17	1,600,000	1,600,173	(a)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	10/3/16	1,010,000	1,018,838	(c)
Manufacturers & Traders Trust Co., Senior Bonds	1.127%	1/30/17	1,060,000	1,060,885	(a)
MUFG Union Bank NA, Senior Notes	1.390%	9/26/16	1,140,000	1,140,556	(a)
Santander Holdings USA Inc., Senior Notes	2.700%	5/24/19	1,400,000	1,417,014
Svenska Handelsbanken AB, Senior Notes	1.146%	6/17/19	410,000	410,730	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	10/3/16	1,820,000	1,832,513	(a)(c)
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	1,240,000	1,248,089
Westpac Banking Corp., Senior Notes	1.492%	7/30/18	300,000	301,740	(a)

Total Banks				21,011,732

Capital Markets - 2.6%
Bank of New York Mellon Corp., Senior Notes	1.674%	8/17/20	530,000	540,650	(a)
Goldman Sachs Group Inc., Senior Notes	1.917%	11/15/18	1,250,000	1,264,237	(a)
Goldman Sachs Group Inc., Senior Notes	2.075%	4/23/21	380,000	387,094	(a)
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	810,000	848,203
UBS AG Stamford CT, Senior Notes	1.692%	6/1/20	1,490,000	1,489,939	(a)

Total Capital Markets				4,530,123

Consumer Finance - 1.1%
American Express Co., Senior Notes	1.401%	5/22/18	1,130,000	1,129,304	(a)
American Express Credit Corp., Senior Notes	1.558%	11/5/18	820,000	825,601	(a)

Total Consumer Finance				1,954,905

Diversified Financial Services - 0.1%
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	140,000	145,264

Insurance - 0.5%
Prudential Financial Inc., Senior Notes	1.597%	8/15/18	890,000	888,488	(a)

TOTAL FINANCIALS				28,530,512

HEALTH CARE - 3.2%
Biotechnology - 1.0%
Amgen Inc., Senior Notes	1.411%	5/22/19	750,000	751,230	(a)
Celgene Corp., Senior Notes	2.125%	8/15/18	490,000	496,165
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	420,000	425,727

Total Biotechnology				1,673,122

Health Care Equipment & Supplies - 0.8%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	920,000	754,400	(b)
Medtronic Inc., Senior Notes	0.919%	2/27/17	700,000	700,084	(a)

Total Health Care Equipment & Supplies				1,454,484

Health Care Providers & Services - 0.8%
UnitedHealth Group Inc., Senior Notes	1.129%	1/17/17	1,490,000	1,491,849	(a)

Pharmaceuticals - 0.6%
Merck & Co. Inc., Senior Notes	1.182%	2/10/20	1,020,000	1,023,692	(a)

TOTAL HEALTH CARE				5,643,147

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.6%
Rockwell Collins Inc., Senior Notes	1.003%	12/15/16	$1,060,000	$1,060,824	(a)

Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	12,668	14,505

Road & Rail - 0.7%
Kansas City Southern, Senior Notes	1.443%	10/28/16	1,150,000	1,149,987	(a)

TOTAL INDUSTRIALS				2,225,316

INFORMATION TECHNOLOGY - 2.1%
IT Services - 0.9%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	91,000	94,677	(b)
International Business Machines Corp., Senior Notes	1.251%	8/18/17	1,380,000	1,385,376	(a)

Total IT Services				1,480,053

Software - 0.9%
Oracle Corp., Senior Notes	1.260%	1/15/19	1,550,000	1,560,408	(a)

Technology Hardware, Storage & Peripherals - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	550,000	575,709	(b)

TOTAL INFORMATION TECHNOLOGY				3,616,170

MATERIALS - 1.1%
Metals & Mining - 1.1%
Glencore Funding LLC, Senior Notes	1.739%	4/16/18	1,000,000	990,000	(a)(b)
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	360,000	378,450
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	430,000	438,028

Total Metals & Mining				1,806,478

Paper & Forest Products - 0.0%
Smurfit Kappa Treasury Funding Ltd., Debentures	7.500%	11/20/25	30,000	35,888

TOTAL MATERIALS				1,842,366

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.1%
AT&T Inc., Senior Notes	1.739%	11/27/18	230,000	232,549	(a)
AT&T Inc., Senior Notes	2.300%	3/11/19	340,000	347,186
AT&T Inc., Senior Notes	1.561%	6/30/20	760,000	767,557	(a)
CenturyLink Inc., Senior Notes	6.150%	9/15/19	430,000	468,700
Verizon Communications Inc., Senior Notes	2.406%	9/14/18	130,000	133,734	(a)

Total Diversified Telecommunication Services				1,949,726

Wireless Telecommunication Services - 1.2%
America Movil SAB de CV, Senior Notes	1.656%	9/12/16	1,130,000	1,130,079	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	20,000	19,950
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	190,000	209,950	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	170,000	192,100
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	560,000	571,900

Total Wireless Telecommunication Services				2,123,979

TOTAL TELECOMMUNICATION SERVICES				4,073,705

UTILITIES - 1.0%
Electric Utilities - 0.4%
Duke Energy Corp., Senior Notes	1.034%	4/3/17	520,000	520,808	(a)
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	210,000	210,258

Total Electric Utilities				731,066

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Independent Power and Renewable Electricity Producers - 0.0%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	$97,429	$75,630

Multi-Utilities - 0.6%
TECO Finance Inc., Senior Notes	1.265%	4/10/18	980,000	967,979	(a)

TOTAL UTILITIES				1,774,675

TOTAL CORPORATE BONDS & NOTES (Cost - $65,883,956)				66,248,299

ASSET-BACKED SECURITIES - 22.7%
Ally Master Owner Trust, 2014-5 A1	0.998%	10/15/19	1,560,000	1,562,541	(a)
American Express Issuance Trust II, 2013-2 A	0.938%	8/15/19	800,000	803,251	(a)
Amortizing Residential Collateral Trust, 2002-BC4 M1	1.574%	7/25/32	368,540	361,027	(a)
Amortizing Residential Collateral Trust, 2002-BC6 A2	1.224%	8/25/32	251,966	231,179	(a)
Apollo Credit Funding Ltd., 2004-A A1	2.150%	4/15/27	750,000	750,852	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	2.156%	3/12/26	750,000	750,048	(a)(b)
Atrium CDO Corp., 2005-A A1	1.061%	7/20/20	94,767	94,367	(a)(b)
Atrium CDO Corp., 2009-A A	2.129%	2/28/24	500,000	499,480	(a)(b)
Bank of America Credit Card Trust, 2014-A1 A	0.888%	6/15/21	1,600,000	1,604,810	(a)
Bayview Financial Asset Trust, 2007-SR1A M1	1.324%	3/25/37	656,425	587,872	(a)(b)
BlueMountain CLO Ltd., 2012-2A A1	2.231%	11/20/24	750,000	750,004	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.760%	12/26/19	88,551	88,503	(a)
Business Loan Express, 2001-2A A	1.104%	1/25/28	199,604	180,657	(a)(b)
Business Loan Express, 2002-1A A	1.074%	7/25/28	138,940	132,325	(a)(b)
Capital One Multi-Asset Execution Trust, 2016-A1 A1	0.958%	2/15/22	1,680,000	1,689,532	(a)
Carlyle Global Market Strategies, 2013-3A A1A	1.800%	7/15/25	250,000	247,888	(a)(b)
Cent CLO LP, 2013-17A A1	2.057%	1/30/25	500,000	498,610	(a)(b)
Cent CLO LP, 2013-19A A1A	2.082%	10/29/25	250,000	248,169	(a)(b)
Chase Issuance Trust, 2016-A1 A	0.918%	5/17/21	1,750,000	1,758,242	(a)
CIFC Funding Ltd., 2014-2A A1L	2.305%	5/24/26	750,000	750,071	(a)(b)
Citibank Credit Card Issuance Trust, 2013-A4 A4	0.942%	7/24/20	1,560,000	1,566,024	(a)
Consumer Credit Origination Loan Trust, 2015-1 A	2.820%	3/15/21	194,085	194,164	(b)
Discover Card Execution Note Trust, 2013-A6 A6	0.958%	4/15/21	1,480,000	1,485,504	(a)
Ford Credit Floorplan Master Owner Trust, 2013-5 A2	0.978%	9/15/18	1,600,000	1,600,193	(a)
Ford Credit Floorplan Master Owner Trust, 2014-2 A	1.008%	2/15/21	1,100,000	1,098,762	(a)
Ford Credit Floorplan Master Owner Trust, 2014-4 A2	0.858%	8/15/19	960,000	959,627	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2	1.078%	1/15/22	1,010,000	1,008,311	(a)
Golden Credit Card Trust, 2014-2A A	0.958%	3/15/21	360,000	359,714	(a)(b)
Hertz Fleet Lease Funding LP, 2013-3 A	1.062%	12/10/27	503,273	503,184	(a)(b)
Hertz Fleet Lease Funding LP, 2014-1 A	0.912%	4/10/28	519,604	519,481	(a)(b)
Jackson Mill CLO Ltd., 2015-1A A	2.220%	4/15/27	250,000	250,488	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	2.110%	7/15/26	250,000	248,226	(a)(b)
LCM Limited Partnership, 16A A	2.180%	7/15/26	250,000	250,626	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A	1.015%	12/7/20	1,051,767	1,050,242	(a)
Nelnet Student Loan Trust, 2013-5A A	1.118%	1/25/37	959,262	932,333	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2	1.454%	8/25/34	717,163	667,067	(a)
Nissan Auto Lease Trust, 2016-A A2A	1.220%	8/15/18	680,000	680,602
NovaStar Home Equity Loan Trust, 2003-1 M1	2.074%	5/25/33	274,981	235,610	(a)
OHA Loan Funding Ltd., 2014-1A A1	2.226%	10/20/26	500,000	500,060	(a)(b)
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	0.958%	7/1/18	389,306	388,767
Renaissance Home Equity Loan Trust, 2003-1 A	1.384%	6/25/33	427,238	410,070	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.404%	8/25/33	319,907	300,635	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Renaissance Home Equity Loan Trust, 2003-3 A	1.024%	12/25/33	$1,276,453	$1,202,617	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	13,550	11,097
SACO I Trust, 2006-5 1A	0.824%	4/25/36	219,320	379,849	(a)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.996%	10/20/23	650,000	650,015	(a)(b)
Saxon Asset Securities Trust, 2003-1 M1	1.538%	6/25/33	357,538	337,287	(a)
SLM Student Loan Trust, 2003-4 B	1.303%	6/15/38	978,410	823,315	(a)
SLM Student Loan Trust, 2005-5 B	0.965%	10/25/40	765,337	648,409	(a)
SLM Student Loan Trust, 2005-6 B	1.005%	1/25/44	1,002,726	851,558	(a)
SLM Student Loan Trust, 2005-A A3	0.853%	6/15/23	836,887	808,141	(a)
SLM Student Loan Trust, 2006-2 A6	0.885%	1/25/41	680,000	621,081	(a)
SLM Student Loan Trust, 2006-2 B	0.935%	1/25/41	344,403	290,780	(a)
SLM Student Loan Trust, 2012-A A1	1.908%	8/15/25	117,510	117,760	(a)(b)
SLM Student Loan Trust, 2012-D A2	2.950%	2/15/46	1,411,907	1,430,663	(b)
SLM Student Loan Trust, 2013-A A1	1.108%	8/15/22	98,795	98,785	(a)(b)
SMB Private Education Loan Trust, 2014-A A1	1.008%	9/15/21	612,901	612,622	(a)(b)
SMB Private Education Loan Trust, 2015-B A2B	1.708%	7/15/27	600,000	597,764	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	2.056%	10/20/26	500,000	497,161	(a)(b)
Venture CDO Ltd., 2013-13A AX	1.858%	6/10/25	216,667	215,937	(a)(b)
Voya CLO Ltd., 2014-2A A1	2.129%	7/17/26	1,000,000	1,000,009	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $40,222,511)				39,993,968

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.1%
American Home Mortgage Assets, 2006-4 1A12	0.698%	10/25/46	2,215,453	1,487,356	(a)
BAMLL Commercial Mortgage Securities Trust, 2013-DSNY A	1.531%	9/15/26	380,000	380,049	(a)(b)
Banc of America Funding Corp., 2014-R5 1A2	2.532%	9/26/45	1,540,000	1,053,459	(a)(b)
Banc of America Funding Corp., 2015-R2 4A1	0.653%	9/29/36	810,476	763,110	(a)(b)
Banc of America Mortgage Securities Inc., 2003-B 1A1	2.997%	3/25/33	20,300	20,065	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	1.624%	10/25/33	722,081	678,491	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.824%	8/25/35	6,581	5,953	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.814%	10/25/35	22,710	20,362	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.724%	1/25/36	10,330	8,826	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.718%	7/25/36	50,965	46,273	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	167,689	168,081
Commercial Mortgage Trust, 2014-BBG A	1.308%	3/15/29	440,000	436,291	(a)(b)
Commercial Mortgage Trust, 2014-SAVA A	1.658%	6/15/34	484,196	484,956	(a)(b)
Connecticut Avenue Securities, 2014-C04 2M2	5.524%	11/25/24	510,000	541,773	(a)
Connecticut Avenue Securities, 2016-C05 2M1	1.874%	1/25/29	437,602	442,224	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	375,109	379,933
Countrywide Alternative Loan Trust, 2007-23CB A7	0.924%	9/25/37	1,002,680	543,619	(a)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.820%	1/27/36	702,753	455,238	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.196%	12/29/45	422,996	423,929	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 1997-19 F	1.336%	6/1/28	65,337	64,626	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.858%	11/15/40	314,172	313,732	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T06 A3	4.195%	6/25/30	210,473	217,950	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	3.617%	3/25/42	1,460,540	1,545,488	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T03 2A	3.431%	8/25/43	$1,370,519	$1,433,692	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	0.990%	3/25/27	176,267	176,650	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.824%	10/25/35	35,964	35,994	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	0.924%	8/25/33	174,112	174,689	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.372%	8/25/42	1,270,506	1,396,368	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1	0.924%	5/25/42	169,985	168,353	(a)
First Horizon Alternative Mortgage Securities, 2007-FA1 A6	0.824%	3/25/37	1,892,911	985,780	(a)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	2.564%	6/25/30	347,280	349,625	(a)
GE Business Loan Trust, 2006-1A C	0.928%	5/15/34	582,293	494,142	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.968%	2/20/61	503,694	502,197	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.868%	3/20/63	839,006	832,221	(a)
Government National Mortgage Association (GNMA), 2013-H22 FB	1.168%	8/20/63	3,719,186	3,733,154	(a)
Government National Mortgage Association (GNMA), 2014-H19 FE	0.938%	9/20/64	1,874,083	1,862,618	(a)
GS Mortgage Securities Corp. II, 2000-1A A	1.187%	3/20/23	590,896	584,443	(a)(b)
GS Mortgage Securities Corp. II, 2010-C1 A1	3.679%	8/10/43	101,892	105,566	(b)
GS Mortgage Securities Trust, 2015-7R A	0.644%	9/26/37	590,936	551,873	(a)(b)
HarborView Mortgage Loan Trust, 2004-2 2A1	1.034%	6/19/34	406,395	374,380	(a)
IMPAC CMB Trust, 2003-8 1A2	1.488%	10/25/33	28,400	27,075	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	3.142%	10/25/35	729,528	625,802	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	568,944	571,225
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	160,400	160,743
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	161,893	162,192
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A	1.758%	5/15/28	366,521	365,235	(a)(b)
JPMorgan Commercial Mortgage Finance Corp., IO, 1997-C5 X	1.370%	9/15/29	13,530	0	(a)(b)(d)(e)
Latitude Management Real Estate Capital, 2015-CRE1 A	2.237%	2/22/32	1,010,000	1,007,638	(a)(b)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.617%	10/15/35	541,252	12,007	(a)(e)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	314,109	315,489
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	366,470	368,561
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	296,978	297,642
Morgan Stanley Capital I Trust, 2012-C4 A2	2.111%	3/15/45	278,921	279,390
Morgan Stanley Capital I Trust, 2016-UBS9 A1	1.711%	3/15/49	234,398	234,355
Morgan Stanley Re-remic Trust, 2015-R2 2A1	1.579%	12/26/46	839,090	814,432	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R4 1A1	0.738%	8/26/47	1,293,350	1,226,180	(a)(b)
New York Mortgage Trust Inc., 2005-2 A	0.854%	8/25/35	429,034	397,046	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	565,346	529,650	(b)
Residential Accredit Loans Inc., 2003-QA1 A1	1.204%	12/25/33	609,741	554,559	(a)
Residential Accredit Loans Inc., 2004-QS16 1A1	5.500%	12/25/34	95,659	95,873

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Residential Accredit Loans Inc., 2007-QS7 1A7	1.074%	5/25/37	$1,733,765	$1,147,942	(a)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	13,867	12,452
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.974%	11/25/33	169,128	163,615	(a)
Sequoia Mortgage Trust, 2002-9 2A	2.550%	9/20/32	238,056	227,640	(a)
Structured Agency Credit Risk Debt Notes, 2013-DN2 M2	4.774%	11/25/23	400,000	417,340	(a)
Structured ARM Loan Trust, 2004-01 2A	0.834%	2/25/34	77,451	69,789	(a)
Structured ARM Loan Trust, 2004-02 1A1	3.360%	3/25/34	336,611	335,612	(a)
Structured Asset Securities Corp., 2002-11A 1A1	2.355%	6/25/32	26,503	24,390	(a)
Structured Asset Securities Corp., 2002-18A 1A1	3.334%	9/25/32	32,674	32,660	(a)
Structured Asset Securities Corp., 2005-RF3 2A	3.447%	6/25/35	919,771	828,096	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.211%	8/20/35	541,683	475,928	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2003-S4 2A9	4.743%	6/25/33	379,668	368,095	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-04 CB9	0.924%	6/25/35	900,885	685,238	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-10 4CB3	1.124%	12/25/35	880,352	693,379	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR06 2A	1.449%	8/25/46	1,040,370	706,799	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR07 2A	1.469%	7/25/46	1,810,151	1,475,546	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1	2.810%	11/25/34	744,975	739,852	(a)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	210,000	210,806
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	765,637	769,773
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	196,926	196,874
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	280,000	290,629
WF-RBS Commercial Mortgage Trust, 2014-C25 A1	1.518%	11/15/47	166,741	167,035

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $43,840,142)				42,328,113

MORTGAGE-BACKED SECURITIES - 8.6%
FHLMC - 2.2%
Federal Home Loan Mortgage Corp. (FHLMC)	2.907%	3/1/33	1,038,744	1,097,727	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	1.985%	6/1/43	780,726	794,146	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.922%	8/1/29	25,796	26,973	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.477%	8/1/32	121,148	126,348	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.570%	12/1/26	55,162	56,982	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.961%	7/1/29	47,507	49,778	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.493%	7/1/33	378,044	396,027	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	3.909%	8/1/25	22,744	23,104	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	4.434%	12/1/30	33,683	33,629	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold Thirty Year	6.500%	4/1/29	2,021	2,318
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.603%	12/1/23	53,026	55,436	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.214%	2/1/24	$12,577	$12,757	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.584%	4/1/26	65,614	69,806	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.597%	6/1/29	250,520	264,856	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.939%	7/1/29	143,578	151,841	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.777%	3/1/31	69,570	71,481	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.700%	5/1/31	3,525	3,549	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.535%	10/1/33	146,709	154,583	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	3.180%	5/1/33	322,728	339,750	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Six Month LIBOR	2.983%	7/1/27	28,939	29,206	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Three Year CMT ARM	3.320%	12/1/30	49,827	50,366	(a)

Total FHLMC				3,810,663

FNMA - 4.7%
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-4/1/23	1,134,710	1,173,803
Federal National Mortgage Association (FNMA)	2.410%	4/1/33	244,719	254,894	(a)
Federal National Mortgage Association (FNMA)	6.269%	9/1/37	509,648	542,438	(a)
Federal National Mortgage Association (FNMA), 11th District COFI	5.486%	2/1/31	349,364	363,529	(a)
Federal National Mortgage Association (FNMA), Five Year CMT ARM	4.546%	5/1/30	184,395	190,225	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.660%	11/1/18	17,393	17,528	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.300%	4/1/20	2,665	2,677	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.655%	7/1/21	14,016	14,059	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.745%	8/1/22	7,220	7,686	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.792%	7/1/23	23,959	24,945	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.130%	8/1/23	10,537	10,581	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.848%	2/1/24	54,879	57,729	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.615%	4/1/25	138,242	142,166	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.608%	12/1/25	23,958	24,542	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.035%	1/1/27	60,529	63,904	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.942%	7/1/27	137,641	141,309	(a)

Federal National Mortgage Association (FNMA), One Year CMT ARM	1.990%	8/1/27	57,320	57,980	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.825%	2/1/28	6,238	6,265	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.798%	3/1/28	38,256	39,518	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.759%	2/1/29	$111,353	$117,808	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.762%	8/1/29	225,258	237,388	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.623%	11/1/29	167,074	173,882	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.949%	1/1/30	110,807	115,362	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.956%	12/1/30	300,847	315,432	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.688%	1/1/31	131,508	132,148	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.497%	2/1/31	67,440	70,675	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.800%	3/1/31-4/1/31	195,088	202,413	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.658%	4/1/31	45,956	47,083	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.807%	7/1/31	70,240	72,605	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.516%	9/1/31	58,336	60,535	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.862%	10/1/31	90,201	92,294	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.625%	6/1/32	50,066	50,366	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.866%	7/1/32	275,852	288,235	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.455%	9/1/32	144,901	153,084	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.562%	12/1/32	239,936	252,149	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.465%	1/1/33	101,803	106,843	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.790%	1/1/33	120,342	123,991	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.799%	5/1/33	199,792	212,134	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.921%	8/1/32	173,953	180,824	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.246%	12/1/20	67,995	70,523	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.950%	6/1/24	4,582	4,609	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.750%	7/1/24	142,460	148,049	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.633%	9/1/24	377,816	386,718	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.793%	9/1/24	90,245	94,310	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.250%	11/1/31	56,549	57,353	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	3.330%	1/1/33	88,530	90,436	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.425%	5/1/33	360,694	378,011	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.430%	6/1/33	333,877	347,829	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA), Three Year CMT ARM	3.620%	6/1/30	$482,320	$509,689	(a)

Total FNMA				8,228,556

GNMA - 1.7%
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.125%	6/20/17-5/20/32	792,909	818,246	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	9/20/20-3/20/21	184,382	191,554	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.500%	3/20/21	36,783	37,632	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.875%	8/20/22-9/20/32	1,181,347	1,228,152	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.000%	10/20/22-10/20/27	803,366	823,279	(a)

Total GNMA				3,098,863

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $14,879,282)				15,138,082

MUNICIPAL BONDS - 0.8%
Rhode Island - 0.8%
Rhode Island State Student Loan Authority Revenue, Taxable - Libor Floating Rate Notes, FFELP Loan Backed (Cost - $1,398,883)	1.194%	10/2/28	1,398,883	1,365,016	(a)(b)

SENIOR LOANS - 0.9%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc., USD Term Loan F	3.250%	2/24/21	559,548	562,433	(f)(g)

Media - 0.4%
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	675,805	676,650	(f)(g)

TOTAL CONSUMER DISCRETIONARY				1,239,083

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., Extended 2021 Term Loan	4.522%	3/24/21	305,535	307,340	(f)(g)

TOTAL SENIOR LOANS (Cost - $1,521,338)				1,546,423

SOVEREIGN BONDS - 0.4%
Mexico - 0.4%
United Mexican States, Senior Notes (Cost - $842,400)	5.950%	3/19/19	720,000	803,700

			SHARES
COMMON STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Tropicana Entertainment Inc.			17,545	328,969	*

INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS			886	6,122	*(e)(h)

TOTAL COMMON STOCKS (Cost - $311,763)				335,091

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $168,900,275)				167,758,692

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreements - 4.1%
Deutsche Bank Securities Inc. repurchase agreement dated 8/31/16; Proceeds at maturity - $5,000,046; (Fully collateralized by U.S. government obligations, 0.125% due 7/15/26; Market Value - $5,113,626)	0.330%	9/1/16	$5,000,000	$5,000,000

State Street Bank & Trust Co. repurchase agreement dated 8/31/16; Proceeds at maturity - $2,218,001; (Fully collateralized by U.S. Treasury Notes, 2.250% due 7/31/21; Market Value - $2,266,161)	0.010%	9/1/16	2,218,000	2,218,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,218,000)				7,218,000

TOTAL INVESTMENTS - 99.5% (Cost - $176,118,275#)				174,976,692
Other Assets in Excess of Liabilities - 0.5%				843,840

TOTAL NET ASSETS - 100.0%				$175,820,532

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Value is less than $1.

(e)	Illiquid security.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
FFELP	— Federal Family Education Loan Program
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Put (Premiums received - $13,707)	9/23/16	$120.50	66	$10,313

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$66,248,299	—	$66,248,299
Asset-Backed Securities	—	39,993,968	—	39,993,968
Collateralized Mortgage Obligations	—	42,328,113	—	42,328,113
Mortgage-Backed Securities	—	15,138,082	—	15,138,082
Municipal Bonds	—	1,365,016	—	1,365,016
Senior Loans	—	1,546,423	—	1,546,423
Sovereign Bonds	—	803,700	—	803,700
Common Stocks:
Consumer Discretionary	$328,969	—	—	328,969
Industrials	—	—	$6,122	6,122

Total Long-Term Investments	$328,969	$167,423,601	$6,122	$167,758,692

Short-Term Investments†	—	7,218,000	—	7,218,000

Total Investments	$328,969	$174,641,601	$6,122	$174,976,692

Other Financial Instruments:
Futures Contracts	5,273	—	—	5,273

Total	$334,242	$174,641,601	$6,122	$174,981,965

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$10,313	—	—	$10,313
Futures Contracts	34,627	—	—	34,627
Centrally Cleared Interest Rate Swaps	—	$22,427	—	22,427

Total	$44,940	$22,427	—	$67,367

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,141,859
Gross unrealized depreciation	(3,283,442)

Net unrealized depreciation	$(1,141,583)

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	71	12/16	$17,586,643	$17,581,375	$(5,268)
90-Day Eurodollar	89	12/17	22,008,877	22,000,800	(8,077)
U.S. Treasury 5-Year Notes	84	12/16	10,206,282	10,185,000	(21,282)

					(34,627)

Contracts to Sell:
90-Day Eurodollar	89	12/19	21,949,336	21,944,063	5,273

Net unrealized depreciation on open futures contracts					$(29,354)

At August 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$85,530,000	11/15/17	3-Month LIBOR-BBA quarterly	FEDL01 quarterly	—	$(15,573)
Chicago Mercantile Exchange	5,000,000	5/6/21	1.227% semi-annually	3-Month LIBOR-BBA quarterly	—	(6,854)

Total	$90,530,000				—	$(22,427)

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: October 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: October 24, 2016